Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
MARKETABLE SECURITIES

3. MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current and non-current assets on the consolidated balance sheets as at December 31, 2011 and December 31, 2010 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2009	Purchase	Other increase	Sale	Other decrease	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2010
Debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)	—	(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income

The $181 million government debt securities portfolio has a duration of less than four months on average. The $100 million of U.S. Treasury Bills are rated Aaa by Moody’s and the $81 million of Italian Treasury Bills are rated A2 by Moody’s as at December 31, 2011. The change in fair value of these marketable securities was not material as at December 31, 2011. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy.

All securities are classified as available-for-sale and recorded at fair value, with changes in fair value recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statements of changes in equity, except for those declines deemed to be other-than-temporary.

Out of the eight investment positions in marketable securities, five are in an unrealized loss position, which has been considered as temporary; furthermore, a senior floating rate note of Euro 15 million issued by Lehman Brothers was impaired and recorded as other-than-temporary in 2008 and in 2011. For all investments, except the Lehman Brothers senior unsecured bonds, the Company expects to recover the debt securities’ entire amortized cost basis. Since the duration of the portfolio is 0.99 year on average and the securities have an average rating of A2/A (with the only exception of the Lehman Brothers senior unsecured bonds), the Company expects the value of the securities to return to par as the final maturity is approaching; as such, no credit loss has been identified on these instruments and the change in fair value is recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statements of changes in equity. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy. The aggregate amortized cost basis of these securities totalled $252 million and $342 million as at December 31, 2011 and December 31, 2010, respectively. As at December 31, 2011 a total pre-tax unrealized loss of $6 million was deferred in other comprehensive income on these financial assets.

For the Lehman Brothers senior unsecured bonds, the Company had measured fair value since Lehman Brothers Chapter 11 filing on September 15, 2008 based on information received from a major credit rating entity. Such fair value information relied on historical recovery rates and was assessed to correspond to a Level 3 fair value hierarchy. At the date of the Lehman Brothers Chapter 11 filing, the Company did not expect to recover the entire amortized cost basis of the securities and reported in earnings an other-than-temporary impairment charge representing 50% of the face value of the debt securities. In 2011, following values observed on the open market and direct unbinding quotations, the Company assessed whether it expected to recover the value of the Lehman Brothers debt securities. The fair value was determined to be $5 million, based on a Level 2 fair value hierarchy. As a result, the Company recorded for these securities an additional other-than-temporary impairment charge amounting to $5 million, reported on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets” in the consolidated statement of income for the year ended December 31, 2011. The total other-than-temporary impairment as of December 31, 2011 represented 75% of the face value of the Lehman Brothers senior unsecured bonds.

The debt securities and the government bonds are reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2011, since they represent investments of funds available for current operations.

The Company’s legal action to recover from Credit Suisse the amount invested in unauthorized auction rate securities against the Company’s instructions was settled on June 9, 2011 with net cash proceeds of $350 million. Upon receipt of the funds, the ownership of the whole portfolio was transferred to Credit Suisse and the Company derecognized the auction rate securities reported at fair value as non-current assets on the line “Non-current marketable securities” on the consolidated balance sheet and recognized in 2011 a pre-tax gain of $329 million, out of which $6 million was reported on the line “selling, general and administrative” since mainly related to reimbursement of legal expenses and $323 million as a realized gain on financial assets.

On May 7, 2010 the Company disposed of its investment in Numonyx in exchange for 67 million shares in Micron Technology Inc., which were recorded in the consolidated balance sheet on the line “Marketable Securities” as of December 31, 2010. During November and December 2010, the Company sold around 47 million of those shares, together with the related hedging instruments. The remaining 20 million shares and related hedging instruments were sold during January 2011, receiving $189 million in proceeds and generating a non-operating gain of $14 million. The gain was reported in the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2011. In addition, the $6 million in proceeds from the sale of the unwinding of the derivative instruments generated an additional $6 million gain, which is described in Note 24. The $14 million gain reported as a component of “Accumulated Other Comprehensive Income” represents the reversal of the deferred loss on those remaining shares reported as of December 31, 2010.